Accounts Receivable	6 Months Ended
Jun. 30, 2025
Accounts Receivable [Abstract]
Accounts receivable
3.	Accounts receivable

	At June 30, 2025	At December 31, 2024
Total accounts receivable	$856,459	$918,926
Allowance	(186,208)	(4,834)
	$670,251	$914,092

The management reviewed the payment histories of the customers and the aging receivables that there were no histories of overdue. The provision of expected credit loss during the six months ended June 30, 2025 and 2024 were $182,716 and $nil, respectively.